Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Debt

Note 5: Debt

As of the dates indicated, debt consisted of the following:

	Successor	Predecessor
	March 31,	December 31,
	2017	2016
New Revolver	$120,000	$—
New Term Loan, net of discount of $745 and $0, respectively	149,255	—
Prior Credit Facility	—	444,440
Real estate mortgage note	9,454	9,595
Installment notes payable	211	434
Capital lease obligations	16,308	16,946
Unamortized debt issuance costs (1)	(1,649)	(2,303)

Total debt, net	293,579	469,112
Less current portion	4,588	469,112

Total long-term debt, net	$288,991	$—

(1)	Debt issuance costs are presented as a direct deduction from debt rather than an asset pursuant to recent accounting guidance. See table below.

	Successor	Predecessor
	March 31,	December 31,
Unamortized debt issuance costs	2017	2016
New Revolver	$1,649	$—
Prior Credit Facility	—	2,303

Total unamortized debt issuance costs	$1,649	$2,303

Prior to our emergence from bankruptcy, our debt consisted of the Prior Credit Facility and our Senior Notes. On the Effective Date, our obligations under the Senior Notes, including principal and accrued interest, were fully extinguished in exchange for equity in the Successor. In addition, our Prior Credit Facility, previously consisting of a senior secured revolving credit facility, was restructured into the New Credit Facility consisting of the New Revolver and the New Term Loan. On the Effective Date, the entire balance on the Prior Credit Facility in the amount of $444,440 was repaid while we received gross proceeds, before lender fees, representing the opening balances on our New Revolver of $120,000 and a New Term Loan of $150,000. See “Note 6—Debt” in Item 8. Financial Statement and Supplementary Data of our Annual Report on Form 10-K for the year ended December 31, 2016, for further details on our pre-emergence debt facilities.

New Term Loan

The New Term Loan, which is collateralized by our oil and natural gas properties, is scheduled to mature on March 21, 2021. Interest on the outstanding amount of the New Term Loan will accrue at an interest rate equal to either: (a) the Alternate Base Rate (as defined in the New Credit Facility) plus a 6.75% margin or (b) the Adjusted LIBO Rate (as defined in the New Credit Facility), plus a 7.75% margin with a 1.00% floor on the Adjusted LIBO Rate. As of March 31, 2017, our outstanding borrowings were accruing interest at the Alternate Base Rate which resulted in an interest rate of 10.75%. In early April 2017 our outstanding borrowings began accruing interest at the Adjusted LIBO Rate which lowered the interest rate to 8.78%.

We are required to make scheduled, mandatory principal payments in respect of the New Term Loan according to the schedule below, with the remaining outstanding balance due upon maturity:

Total payments for 2017	$1,183
Total payments for 2018	1,500
Total payments for 2019	3,750
Total payments for 2020	6,750

Total mandatory prepayments	$13,183

New Revolver

The New Revolver is a $400,000 facility collateralized by our oil and natural gas properties and is scheduled to mature on March 21, 2021. Availability under our New Revolver is subject to a borrowing base based on the value of our oil and natural gas properties and set by the banks semi-annually on May 1 and November 1 of each year. In addition, the lenders may request an additional borrowing base redetermination once between each scheduled redetermination or upon the occurrence of certain specified events. The banks establish a borrowing base by making an estimate of the collateral value of our oil and natural gas properties. If oil and natural gas prices decrease from the amounts used in estimating the collateral value of our oil and natural gas properties, the borrowing base may be reduced, thus reducing funds available under the borrowing base. The initial borrowing base on the Effective Date was $225,000 and the first borrowing base redetermination has been set for on or about May 1, 2018. Availability on the New Revolver as of March 31, 2017, after taking into account outstanding borrowings and letters of credit on that date, was $104,172.

Interest on the outstanding amounts under the New Revolver will accrue at an interest rate equal to either (i) the Alternate Base Rate plus a margin that ranges between 2.00% to 3.00% depending on utilization or (ii) the Adjusted LIBO Rate applicable to one, two, three or six month borrowings plus a margin that ranges between 3.00% to 4.00% depending on utilization. In the case that an Event of Default (as defined under the New Credit Facility) occurs, the applicable rate while in default will be the Alternate Base Rate plus an additional 2.00% and plus the applicable margin. As of March 31, 2017, our outstanding borrowings were accruing interest at the Alternate Base Rate which resulted in an interest rate of 6.50%. In early April 2017 our outstanding borrowings began accruing interest at the Adjusted LIBO Rate which lowered the interest rate to 4.53%.

Commitment fees of 0.50% accrue on the unused portion of the borrowing base amount, based on the utilization percentage, and are included as a component of interest expense. We generally have the right to make prepayments of the borrowings at any time without penalty or premium. Letter of credit fees will accrue at 0.125% plus the margin used to determine the interest rate applicable to New Revolver borrowings that are based on Adjusted LIBO Rate.

Covenants

The New Credit Facility contains covenants and events of default customary for oil and natural gas reserve-based lending facilities including restrictions on additional debt, guarantees, liens, restricted payments, investments and hedging activity. Additionally, our New Credit Facility specifies events of default, including non-payment, breach of warranty, non-performance of covenants, default on other indebtedness or swap agreements, certain adverse judgments, bankruptcy events and change of control, among others.

The financial covenants require that we maintain: (1) a Current Ratio (as defined in the New Credit Facility) of no less than 1.00 to 1.00, (2) an Asset Coverage Ratio (as defined in the New Credit Facility) of no less than 1.35 to 1.00, (3) Liquidity (as defined in the New Credit Facility) of at least $25,000 and (4) a Ratio Total Debt to EBITDAX (as defined in the New Credit Facility) of no greater than 3.5 to 1.0 calculated on a trailing four-quarter basis. We are required to comply with these covenants for each fiscal quarter ending on and after March 31, 2017, except for the Asset Coverage Ratio, for which compliance is required semiannually.

Write-off of Senior Note issuance costs, discount and premium

In March 2016 we wrote off the remaining unamortized issuance costs, premium and discount related to our Senior Notes for a net charge of $16,970. These deferred items are typically amortized over the life of the corresponding bond. However, as a result of not paying the interest due on our 2021 Senior Notes by the end of our grace period on March 31, 2016, we triggered an Event of Default on our Senior Notes. While uncured, the Event of Default effectively allowed the lender to demand immediate repayment, thus shortening the life of our Senior Notes. As a result, we wrote off the remaining balance of unamortized issuance costs, premium and discount on March 31, 2016, as follows:

Non-cash expense for write-off of debt issuance costs on Senior Notes	$17,756
Non-cash expense for write-off of debt discount costs on Senior Notes	4,014
Non-cash gain for write-off of debt premium on Senior Notes	(4,800)

Total	$16,970

Capital Leases

During 2013, we entered into lease financing agreements with U.S. Bank National Association for $24,500 through the sale and subsequent leaseback of existing compressors owned by us. The carrying value of these compressors is included in our oil and natural gas full cost pool. The lease financing obligations are for 84-month terms and include the option to purchase the equipment for a specified price at 72 months as well as an option to purchase the equipment at the end of the lease term for its then-current fair market value. Lease payments related to the equipment are recognized as principal and interest expense based on a weighted average implicit interest rate of 3.8%. Minimum lease payments are approximately $3,181 annually. As discussed previously, our debt defaults and the commencement of the Chapter 11 Cases are events of default under our capital leases.

Note 6: Debt

Chapter 11 Proceedings and Emergence

The bankruptcy petition constituted an event of default with respect to the Company’s pre-petition Existing Credit Facility and Senior Notes. Prior to the petition date, these facilities were also in default as a result of nonpayment of interest, violations of financial covenants and the inclusion of a going concern explanatory paragraph in the audit opinion of our 2015 annual financial statements. The enforcement of any obligations under the Company’s pre-petition debt was automatically stayed as a result of the Chapter 11 Cases. On the Effective Date, our obligations under the Senior Notes, including principal and accrued interest, were fully extinguished in exchange for equity in the post-emergence Company. In addition, our Existing Credit Facility, previously consisting of a senior secured revolving credit facility, was restructured into a New Credit Facility consisting of a senior secured first-out revolving facility (“New Revolver”) and a senior secured second-out term loan (“New Term Loan”).

Reclassification of Debt

The balances outstanding under our Senior Notes were classified as liabilities subject to compromise on the accompanying consolidated balance sheets at December 31, 2016. The outstanding balances under our Existing Credit Facility, real estate mortgage notes, installment notes and capital leases were not classified as subject to compromise at December 31, 2016, as these obligations were secured. Furthermore, as a result of certain debt defaults discussed above, which occurred in early 2016 and remained uncured during the pendency of the Chapter 11 Cases, all outstanding long-term debt was classified as current as of December 31, 2015 and 2016.

Pre-emergence Debt

As of the dates indicated, debt consists of the following:

	December 31,
	2016	2015
9.875% Senior Notes due 2020, net of discount of $0 and $4,185, respectively	$—	$293,815
8.25% Senior Notes due 2021	—	384,045
7.625% Senior Notes due 2022, including premium of $0 and $4,939, respectively	—	530,849
Existing Credit Facility	444,440	367,000
Real estate mortgage notes, principal and interest payable monthly, bearing interest at 5.46%, due December 2028; collateralized by real property	9,595	10,182
Installment notes payable, principal and interest payable monthly, bearing interest at rates ranging from 2.85% to 5.00%, due January 2017 through February 2018; collateralized by automobiles, machinery and equipment	434	1,799
Capital lease obligations	16,946	19,437
Unamortized issuance costs (1)	(2,303)	(23,426)

Total debt, net	469,112	1,583,701
Less current portion	469,112	1,583,701

Total long-term debt, net	$—	$—

(1)	Debt issuance costs are presented as a direct deduction from debt rather than an asset pursuant to recent accounting guidance. See table below.

	December 31,
Unamortized debt issuance costs	2016	2015
9.875% Senior Notes due 2020	$—	$4,078
8.25% Senior Notes due 2021	—	5,459
7.625% Senior Notes due 2022	—	8,822
Existing Credit Facility	2,303	5,067

Total unamortized debt issuance costs	$2,303	$23,426

We recorded amortization of our Senior Note debt issuance costs of $602, $1,921 and $2,335 for the years ended, December 31, 2016, 2015 and 2014, respectively.

Absent any acceleration of our debt resulting from defaults or conversion to equity as a result of our Chapter 11 reorganization, the initial maturities of debt and capital leases would be as follows as of December 31, 2016:

2017	$448,033
2018	3,295
2019	12,321
2020	298,679
2021	384,762
2022 and thereafter	532,280

$1,679,370

Senior Notes

The Senior Notes, as of December 31, 2016, are our senior unsecured obligations and rank equally in right of payment with all of our existing and future senior debt, and rank senior to all of our existing and future subordinated debt. The Senior Notes were redeemable, in whole or in part, prior to their maturity at redemption prices specified in the indentures, plus accrued and unpaid interest to the date of redemption.

Interest on the Senior Notes were payable semi-annually, and the principal was due upon maturity. Certain of the Senior Notes were issued at a discount or a premium which is amortized to interest expense over the term of the respective series of Senior Notes. Net amortization of the discount (premium) was $32, $945, and $(268) during the years ended December 31, 2016, 2015 and 2014, respectively.

During December 2015, we repurchased approximately $42,045 of our outstanding Senior Notes on the open market for $9,995 in cash. As a result, we recorded a gain on extinguishment of debt of $31,590 for the year ended December 31, 2015.

In March 2016 we wrote off the remaining unamortized issuance costs, premium and discount related to our Senior Notes. These deferred items are typically amortized over the life of the corresponding bond. However, as a result of not paying the interest due on our 2021 Senior Notes by the end of our 30-day grace period on March 31, 2016, we triggered an Event of Default on our Senior Notes. While uncured, the Event of Default effectively allows the lender to demand immediate repayment, thus shortening the life of our Senior Notes to the current period. As a result, we wrote off the remaining balance of unamortized issuance costs, premium and discount as follows:

Year Ended
December 31, 2016
Non-cash expense for write-off of debt issuance costs on Senior Notes	$17,756
Non-cash expense for write-off of debt discount costs on Senior Notes	4,014
Non-cash gain for write-off of debt premium on Senior Notes	(4,800)

Total	$16,970

Pursuant to accounting guidance, while in bankruptcy, we did not accrue interest expense on our Senior Notes during the pendency of the Chapter 11 Cases as we do not expect to pay such interest. As a result, reported interest expense is $65,225 lower than contractual interest for the year ended December 31, 2016.

As discussed in “Note 2—Chapter 11 reorganization”, on the Effective Date, our obligations with respect to the Senior Notes, including principal and accrued interest, were cancelled and holders of the Senior Notes received their agreed-upon pro-rata share of the Company’s post-emergence equity.

Existing Credit Facility

In April 2010, we entered into an Eighth Restated Credit Agreement (the ‘Existing Credit Facility”), which is collateralized by our oil and natural gas properties and, as amended, was originally scheduled to mature on November 1, 2017. Availability under our Existing Credit Facility was subject to a borrowing base based on the value of our oil and natural gas properties and set by the banks semi-annually.

The initial borrowing base on our Existing Credit Facility for 2016 was $550,000; however subsequent to the defaults on this facility in March 2016, we no longer had availability under the facility until our debt was restructured upon exiting bankruptcy. During 2016, we had additional borrowings of $181,000 and repayments of $103,560 on our Existing Credit Facility. As discussed in “Note 7—Derivative instruments,” our repayment of $103,560 was effectuated by directly offsetting proceeds payable to us from the termination of our derivative contracts against outstanding borrowings under the Existing Credit Facility during the third quarter of 2016. The ability to offset was possible as the previous counterparties to our derivative contracts were also lenders under the Existing Credit Facility.

Amounts borrowed under our Existing Credit Facility are subject to varying rates of interest based on (1) the total outstanding borrowings in relation to the borrowing base (the “utilization percentage”) and (2) whether we elect to borrow at the Eurodollar rate or the Alternate Base Rate (“ABR”). The entire balance outstanding at December 31, 2016 was subject to the ABR which resulted in a weighted average interest rate of 5.25% on the outstanding amount. This rate did not include an additional 2.00% default margin which was waived by the Lenders pursuant to our Reorganization Plan.

Our Existing Credit Facility, as amended, also had certain negative and affirmative covenants that required, among other things, maintaining a Current Ratio, a Consolidated Net Secured Debt to Consolidated EBITDAX ratio and an Interest Coverage Ratio (all ratios as defined in the amendment). Subsequent to our debt defaults in March 2016 and through the pendency of our Chapter 11 Cases, we ceased quarterly reporting of our covenant compliance, which included these ratios, to the administrative agent of the facility.

Pursuant to the Reorganization Plan and in conjunction with a repayment of the entire balance of $444,440 on the Effective Date, our Existing Credit Facility was amended and restated in its entirety by the New Credit Facility as discussed below.

Post-emergence Debt

As discussed above, our post-emergence exit financing consists of the New Credit Facility, which includes the New Revolver and the New Term Loan, which was entered into on the Effective Date. The initial outstanding amounts under the New Credit Facility were:

March 21, 2017
New Term Loan, net of discount of $750 (1)	$149,250
New Revolver	120,000
Unamortized debt issuance costs—New Revolver (1)	(1,125)

Total	$268,125

(1)	Upfront fees of 0.5% were paid to the lenders under the New Credit Facility. The amount paid in connection with the New Term Loan is reflected as a discount on the loan and will be amortized under the effective interest method. The amount paid in connection with the New Revolver will be reflected as a reduction to the liability whenever outstanding borrowings exceed the remaining unamortized issuance costs, otherwise such amount will be reflected as an asset. The issuance cost related to the New Revolver will be amortized ratably over the life of the facility.

New Term Loan

The New Term Loan, which is collateralized by our oil and natural gas properties, is scheduled to mature on March 21, 2021. Interest on the outstanding amount of the New Term Loan will accrue at an interest rate equal to either: (a) the Alternate Base Rate (as defined in the New Credit Facility) plus a 6.75% margin or (b) the Adjusted LIBO Rate (as defined in the New Credit Facility), plus a 7.75% margin with a 1.00% floor on the Adjusted LIBO Rate.

We are required to make scheduled, mandatory principal payments in respect of the New Term Loan according to the schedule below, with the remaining outstanding balance due upon maturity:

2017	$1,183
2018	1,500
2019	3,750
2020	6,750

Total mandatory prepayments	$13,183

New Revolver

The New Revolver, is a $400,000 facility collateralized by our oil and natural gas properties and is scheduled to mature on March 21, 2021. Availability under our New Revolver is subject to a borrowing base based on the value of our oil and natural gas properties and set by the banks semi-annually on May 1 and November 1 of each year. In addition, the lenders may request a borrowing base redetermination once between each scheduled redetermination or upon the occurrence of certain specified events. The banks establish a borrowing base by making an estimate of the collateral value of our oil and natural gas properties. If oil and natural gas prices decrease from the amounts used in estimating the collateral value of our oil and natural gas properties, the borrowing base may be reduced, thus reducing funds available under the borrowing base. The initial borrowing base on the Effective Date was $225,000 and the first borrowing base redetermination has been set for on or about May 1, 2018. Availability on the New Revolver as of the Effective Date, after taking into account outstanding borrowings and letters of credit on that date, was $104,172.

Interest on the outstanding amounts under the New Revolver will accrue at an interest rate equal to either (i) the Alternate Base Rate plus a margin that ranges between 2.00% to 3.00% depending on utilization or (ii) the Adjusted LIBO Rate applicable to one, two three or six month borrowings plus a margin that ranges between 3.00% to 4.00% depending on utilization. In the case that an Event of Default (as defined under the New Credit Facility) occurs, the applicable rate while in default will be the Alternate Base Rate plus an additional 2.00% and plus the applicable margin.

Commitment fees of 0.50% accrue on the unused portion of the borrowing base amount, based on the utilization percentage, and are included as a component of interest expense. We generally have the right to make prepayments of the borrowings at any time without penalty or premium. Letter of credit fees will accrue at 0.125% plus the margin used to determine the interest rate applicable to New Revolver borrowings that are based on Adjusted LIBO Rate.

If the outstanding borrowings under our New Revolver were to exceed the borrowing base as a result of a redetermination, we would be required to eliminate this deficiency. Within 10 days after receiving notice of the new borrowing base, we would be required to make an election: (1) to repay the deficiency in a lump sum within 45 days or (2) commencing within 45 days to repay the deficiency in equal monthly installments over a six -month period or (3) to submit within 45 days additional oil and gas properties we own for consideration in connection with the determination of the borrowing base sufficient to eliminate the deficiency.

Other Provisions

Interest payment dates are dependent on the type of borrowing. In the case of Alternate Base Rate loans, interest is payable quarterly in arrears. In the case of Adjusted LIBO Rate borrowings, interest is payable on the last day of each relevant interest period and, in the case of any interest period longer than three months, on each successive date three months after the first day of such interest period.

As a precedent condition under the New Credit Agreement, we were required to have $100,000 of Liquidity (as defined in the New Credit Facility) upon emergence from our Chapter 11 Cases.

The New Credit Facility contains covenants and events of default customary for oil and natural gas reserve-based lending facilities including restrictions on additional debt, guarantees, liens, restricted payments, investments and hedging activity. Additionally, our New Credit Facility specifies events of default, including non-payment, breach of warranty, non-performance of covenants, default on other indebtedness or swap agreements, certain adverse judgments, bankruptcy events and change of control, among others.

The financial covenants require, for each fiscal quarter ending on and after March 31, 2017, that we maintain: (1) a Current Ratio (as defined in the New Credit Facility) of no less than 1.00 to 1.00, (2) an Asset Coverage Ratio (as defined in the New Credit Facility) of no less than 1.35 to 1.00, (3) Liquidity (as defined in the New Credit Facility) of at least $25,000 and (4) a Ratio Total Debt to EBITDAX (as defined in the New Credit Facility) of no greater than 3.5 to 1.0 calculated on a trailing four-quarter basis.

The New Credit Facility is guaranteed by all of our wholly owned subsidiaries, subject to customary exceptions, and is secured by first priority security interests on substantially all of our assets.

Capital Leases

In 2013, we entered into lease financing agreements with U.S. Bank National Association for $24,500 through the sale and subsequent leaseback of existing compressors owned by us. The carrying value of these compressors is included in our oil and natural gas full cost pool. The lease financing obligations are for 84-month terms and include the option to purchase the equipment for a specified price at 72 months as well as an option to purchase the equipment at the end of the lease term for its then-current fair market value. Lease payments related to the equipment are recognized as principal and interest expense based on a weighted average implicit interest rate of 3.8%. Minimum lease payments are $3,181 annually.